Payden California Municipal Income Social Impact Fund
1
Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Corporate Bond  (2%
)
500,000 Century Housing Corp. , 4.00%, 11/01/21  $ 502
500,000 Conservation Fund A Nonprofit Corp. , 3.47%,
12/15/29  540
500,000 Low Income Investment Fund , 3.71%, 7/01/29  544
275,000 Ochsner LSU Health System of North Louisiana ,
2.51%, 5/15/31  279
Total Corporate Bond (Cost - $1,775) 1,865
General Obligation  (52%
)
645,000 Abag Finance Authority for Nonprofit Corps ,
5.00%, 9/02/26  737
455,000 Abag Finance Authority for Nonprofit Corps ,
5.00%, 9/02/28 AGM (a) 569
100,000 Alameda Community Improvement Commission
Successor Agency , 5.00%, 9/01/28 BAM (a) 114
250,000 Alameda Community Improvement Commission
Successor Agency , 5.00%, 9/01/32 BAM (a) 284
1,000,000 Apple Valley Public Financing Authority , 4.00%,
6/01/35 BAM (a) 1,217
500,000 Beverly Hills Public Financing Authority , 1.15%,
6/01/26  503
200,000 Brea Community Benefit Financing Authority ,
5.00%, 7/01/29  228
300,000 Brentwood Infrastructure Financing Authority ,
4.00%, 10/01/36  363
500,000 Burbank Unified School District , 1.81%, 8/01/28  510
325,000 California Earthquake Authority , 1.33%, 7/01/22  328
410,000 California Infrastructure & Economic
Development Bank , 5.00%, 8/01/34  529
500,000 California Infrastructure & Economic
Development Bank , 5.00%, 8/01/44  633
1,000,000 California Pollution Control Financing Authority
144A, 5.00%, 7/01/39 (b) 1,212
1,000,000 California State Public Works Board , 5.00%,
8/01/31  1,351
385,000 California State Public Works Board , 5.25%,
10/01/33  444
300,000 City & County of San Francisco CA Community
Facilities District No 2014-1 , 3.11%, 9/01/24  320
260,000 City of Irvine CA , 5.00%, 9/02/22  273
280,000 Coronado Community Development Agency
Successor Agency , 5.00%, 9/01/33  329
1,000,000 County of Santa Barbara CA, AMT , 5.00%,
12/01/36  1,244
500,000 Fresno Unified School District , 2.85%, 8/01/27 (c) 463
400,000 Inglewood Joint Powers Authority , 2.75%,
8/01/21 BAM (a) 400
460,000 Kern Community College District , 2.65%,
11/01/27  498
500,000 Lancaster Redevelopment Agency Successor
Agency , 5.00%, 8/01/30 AGM (a) 605
2,460,000 Los Angeles County Metropolitan Transportation
Authority , 5.00%, 6/01/22  2,559
350,000 Los Angeles County Redevelopment Authority ,
5.25%, 12/01/26 AGM (a) 404
300,000 Miracosta Community College District , 4.00%,
8/01/34  376
250,000 Municipal Improvement Corp. of Los Angeles ,
1.34%, 11/01/26  251
100,000 Municipal Improvement Corp. of Los Angeles ,
5.00%, 5/01/30  113
500,000 Municipal Improvement Corp. of Los Angeles ,
5.00%, 11/01/31  614
Principal
or Shares Security Description
Value
(000)
500,000 Municipal Improvement Corp. of Los Angeles ,
5.00%, 11/01/38  $ 566
500,000 Napa Valley Community College District , 4.00%,
8/01/23  539
1,000,000 Nuveen, CA Free Quality Municipal Income
Fund, AMT 144A, 0.27%, 10/01/47 (b) 1,000
100,000 Peralta Community College District , 5.00%,
8/01/22  105
1,000,000 Redondo Beach Community Financing Authority ,
2.09%, 5/01/30  1,017
600,000 Sacramento Suburban Water District , 0.01%,
11/01/34  600
750,000 Sacramento Transportation Authority , 0.01%,
10/01/38  750
500,000 San Bernardino City Unified School District ,
1.98%, 8/01/28 AGM (a) 515
1,000,000 San Bernardino Community College District ,
2.40%, 8/01/36  1,007
900,000 San Diego Association of Governments , 5.00%,
11/15/26  1,087
500,000 San Diego County Regional Transportation
Commission , 5.00%, 10/01/22  528
350,000 San Diego Public Facilities Financing Authority ,
5.00%, 10/15/30  414
340,000 San Diego Public Facilities Financing Authority ,
5.00%, 10/15/31  402
550,000 San Diego Public Facilities Financing Authority ,
5.00%, 10/15/32  651
500,000 San Francisco Unified School District , 4.00%,
6/15/35  595
750,000 San Marcos Redevelopment Agency Successor
Agency , 3.25%, 10/01/29  821
250,000 San Mateo Joint Powers Financing Authority ,
5.00%, 6/15/30  284
815,000 Santa Monica Public Financing Authority , 4.00%,
7/01/38  961
200,000 Simi Valley Public Financing Authority , 5.00%,
10/01/29  230
550,000 South Orange County Public Financing Authority ,
5.00%, 4/01/34  665
700,000 State of California , 0.02%, 5/01/40  700
1,000,000 State of California , 4.00%, 11/01/35  1,244
600,000 State of California , 4.99%, 4/01/39  645
1,000,000 State of California , 5.00%, 4/01/30  1,351
550,000 State of California , 6.51%, 4/01/39  556
300,000 Stockton Public Financing Authority , 1.40%,
6/01/22  300
1,000,000 Sunnyvale Financing Authority , 4.00%, 4/01/34  1,239
1,630,000 Town of Hillsborough CA , 0.02%, 6/01/35  1,630
350,000 Union City Community Redevelopment Agency ,
5.00%, 10/01/35  414
225,000 West Hollywood Public Financing Authority ,
4.00%, 4/01/34  280
Total General Obligation (Cost - $36,768) 38,567
Mortgage Backed  (1%
)
498,855 Washington State Housing Finance Commission ,
3.50%, 12/20/35  590
Revenue  (45%
)
Airport/Port  (4%)
500,000 City of Los Angeles Department of Airports,
AMT , 5.00%, 5/15/24  565
250,000 City of Los Angeles Department of Airports,
AMT , 5.00%, 5/15/26  302

Payden Mutual Funds
Payden California Municipal Income Social Impact Fund
continued
Principal
or Shares Security Description
Value
(000)
500,000 City of Los Angeles Department of Airports,
AMT , 5.00%, 5/15/36  $ 635
400,000 City of Palm Springs CA Airport Revenue, AMT ,
5.00%, 6/01/26 BAM (a) 467
750,000 San Diego County Regional Airport Authority,
AMT , 5.00%, 7/01/39  962
2,931
Education  (2%)
120,000 California School Finance Authority 144A, 4.00%,
7/01/22 (b) 123
1,000,000 California School Finance Authority 144A, 5.00%,
8/01/38 (b) 1,233
250,000 Oxnard School District , 5.00%, 8/01/45 BAM (a) 292
1,648
Electric & Gas  (1%)
900,000 City of Riverside CA Electric Revenue , 0.01%,
10/01/29  900
Healthcare  (13%)
1,150,000 Abag Finance Authority for Nonprofit Corps ,
0.01%, 8/01/35  1,150
750,000 California Health Facilities Financing Authority ,
3.57%, 11/01/36  824
200,000 California Health Facilities Financing Authority ,
4.00%, 8/15/34  232
750,000 California Health Facilities Financing Authority ,
4.00%, 4/01/36  912
710,000 California Health Facilities Financing Authority ,
5.00%, 11/15/27  754
500,000 California Health Facilities Financing Authority ,
5.00%, 2/01/31  620
350,000 California Health Facilities Financing Authority ,
5.00%, 8/15/32  433
800,000 California Health Facilities Financing Authority ,
5.00%, 11/01/34  1,054
1,000,000 California Health Facilities Financing Authority ,
5.00%, 11/15/49  1,193
650,000 California Municipal Finance Authority , 5.00%,
1/01/33  802
325,000 California Municipal Finance Authority , 5.00%,
5/15/37  381
500,000 California Municipal Finance Authority , 5.00%,
7/01/39  630
675,000 California Statewide Communities Development
Authority , 0.01%, 8/01/35  675
9,660
Housing  (7%)
650,000 City & County of San Francisco CA , 0.01%,
7/01/57  650
1,200,000 County of San Bernardino CA , 0.01%, 2/15/27  1,200
1,400,000 San Diego Housing Authority , 0.04%, 6/01/57  1,400
1,500,000 San Diego Housing Authority , 0.04%, 10/01/60  1,500
500,000 Santa Cruz Redevelopment Agency , 0.04%,
8/15/35  500
5,250
Industrial Development/Pollution Control  (6%)
230,000 California Infrastructure & Economic
Development Bank , 3.25%, 7/01/26  250
1,000,000 California Pollution Control Financing Authority,
AMT 144A, 6.75%, 12/01/28 (b) 1,085
1,100,000 City of Big Bear Lake CA, AMT , 0.03%, 12/01/28  1,100
Principal
or Shares Security Description
Value
(000)
370,000 Emeryville Redevelopment Agency Successor
Agency , 5.00%, 9/01/25 AGM (a) $ 422
1,000,000 Golden State Tobacco Securitization Corp. , 3.12%,
6/01/38  1,050
300,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/29 AGM (a) 342
390,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/31 AGM (a) 444
4,693
Pollution Control  (2%)
965,000 South Bayside Waste Management Authority,
AMT , 5.00%, 9/01/23  1,060
35,000 South Bayside Waste Management Authority,
AMT , 5.00%, 9/01/23  38
1,098
Resource Recovery  (0%)
600,000 California Pollution Control Financing Authority,
AMT 144A, 7.50%, 12/01/39 (b)(d) 203
Transportation  (8%)
660,000 Bay Area Toll Authority , 4.00%, 4/01/37  773
750,000 City of Long Beach CA Harbor Revenue, AMT ,
5.00%, 5/15/28  932
1,000,000 Foothill-Eastern Transportation Corridor Agency ,
5.50%, 1/15/53  1,046
620,000 Port of Los Angeles, AMT , 5.00%, 8/01/24  707
1,000,000 Port of Los Angeles, AMT , 5.00%, 8/01/25  1,181
835,000 Port of Los Angeles, AMT , 5.00%, 8/01/29  950
5,589
Water & Sewer  (2%)
500,000 City of San Francisco CA Public Utilities
Commission Water Revenue , 3.45%, 11/01/30  551
500,000 East Bay Municipal Utility District Water System
Revenue , 0.01%, 6/01/38  500
100,000 Orange County Water District , 5.00%, 8/15/33  133
100,000 San Diego Public Facilities Financing Authority
Water Revenue , 5.00%, 8/01/32  122
1,306
Total Revenue (Cost - $31,961) 33,278
U.S. Treasury  (3%
)
1,150,000 U.S. Treasury Bond , 1.88%, 2/15/41  1,163
1,000,000 U.S. Treasury Note , 1.25%, 3/31/28  1,019
Total U.S. Treasury (Cost - $2,090) 2,182
Total Investments (Cost - $73,158) (103%)
76,482
Liabilities in excess of Other Assets ((3%)) (1,945)
Net Assets (100%) $ 74,537
(a) Payment of principal and/or interest is insured against default by a monoline insurer.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Yield to maturity at time of purchase.
(d) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.